Income tax and tax loss carryforwards	12 Months Ended
Dec. 31, 2024
Income tax and tax loss carryforwards [Abstract]
Income tax and tax loss carryforwards
20	Income tax and tax loss carryforwards

Income Tax

Results for the year

Grupo TMM and subsidiaries incurred on combined tax losses for the years ended December 2024 and 2023, in the amounts of $448,374 and $156,078, respectively. Most of the companies that generated tax income for an amount of $325,436 amortized them with tax losses from prior years for an amount of $323,944. Part of the income tax recognized in profit or loss corresponds to subsidiaries that generated taxable income of $28,913, $14,840 and $10,573, for 2024, 2023 and 2022, respectively.

The difference between taxable income and book income is due primarily to the net effect of the gain or loss on inflation recognized for tax purposes, the difference between tax and book amortization and depreciation, non-deductible expenses, as well as certain temporary differences reported in different periods for financial and tax purposes.

In accordance with the currently enacted Income Tax Law, the rate for 2022, 2023, 2024, and subsequent years is 30%.

The provision for income tax recognized in the statement of profit or loss for the years ended December 31, 2024, 2023 and 2022, is as follows:

	2024	2023	2022
Income tax	$(8,674)	$(4,452)	$(3,172)
Deferred income tax	8,674	24,652	32,763
Total income tax benefit	$-	$20,200	$29,591

The reconciliation between the provision for income tax based on the statutory income tax rate and the provision recorded by the Company at December 31, 2024, 2023 and 2022, is as follows:

	2024	2023	2022
Profit (loss) before taxes	$114,795	$(4,742)	$(28,688)
Income tax	(34,439)	1,423	8,606

Increase (decrease) from:
Difference in depreciation and amortization	(20,543)	(20,110)	(64,523)
Materials and supplies	(63,930)	11,483	3,418
Inflationary and currency exchange effects on monetary assets and liabilities, net	(6,309)	(4,562)	15,663
Tax losses amortization	158,997	115,461	265,090
Provisions and allowance for doubtful accounts	(147,543)	(65,824)	(165,542)
Capital expenses deducted for tax purposes	133,657	-	-
Difference between the tax and book value for the sale of assets	(540)	-	(7,277)
Difference between the tax and book value for the sale of shares of subsidiaries	-	(4,931)	-
Non-deductible expenses	(19,350)	(12,740)	(25,844)
Income tax benefit	$-	$20,200	$29,591

The components of deferred tax liability at December 31, 2024 and 2023, are comprised as follows:

	2024	2023
Tax loss carryforwards	$363,027	$372,390
Inventories and provisions – net	80,601	73,788
Property and equipment and right-of-use asset	(575,688)	(578,654)
Total deferred tax liability	$(132,060)	$(132,476)

As of December 31, 2024, the Company’s Management carried out the evaluation of the amount of tax losses that will be recoverable and determined based on projections that the effect of the deferred tax asset determined in the year will be realized at 44% based on the information available at the date of issuance of the consolidated financial statements.

Tax loss carryforwards

As of December 31, 2024, Grupo TMM and its subsidiaries, report the following cumulative tax losses, which are restated applying the INPC in accordance with Mexican law.

Year in which the loss was incurred	Amounts	Year of expiration
2015	$42,875	2025
2016	224,356	2026
2017	146,903	2027
2018	299,368	2028
2019	573,207	2029
2020	446,810	2030
2021	140,373	2031
2022	126,435	2032
2023	165,269	2033
2024	450,076	2034
	$2,615,672